                                    485A POS
                            Post-Effective Amendment

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     *File No. 333-46922

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No.3                                    [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]
     File No. 811-10155

     Amendment No. 3                                                  [X]

                        (Check appropriate box or boxes.)

                   AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

        David C. Tucker, Esq., 4500 Main Street,9th Floor,  Kansas City, MO
64141-6200
       _________________________________________________________________
                     (Name and Address of Agent for Service)

            Approximate Date of Proposed Public Offering:  December 31, 2002
It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)
         [ ] on (date) pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [X] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
   [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

American Century

Prospectus

--------------------------------------------------------------------------------

VP Inflation-Adjusted Bond Fund

Class II

                                                               December 31, 2002

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                      American Century Investment Services, Inc.

CALLOUTS

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

This symbol highlights special information and helpful tips.

An Overview of the Fund

What is the fund's investment objective?

VP Inflation-Adjusted Bond seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

What are the fund's primary investment strategies and principal risks?

The fund invests in inflation-adjusted debt securities designed to protect investors from a loss of value due to inflation. However, these securities are subject to the effects of interest rate changes caused by factors other than inflation. A more detailed description of the fund's investment strategies and risks begins on page X.

Who may want to invest in the fund?

The fund may be a good investment if you are
*        seeking some current income
*        seeking diversification by investing in a fixed-income mutual fund
*        comfortable with the fund's other investment risks

Who may not want to invest in the fund?

The fund may not be a good investment if you are
*        investing for long-term growth
*        looking for the added security of FDIC insurance

Fund Performance History

As a new fund, the fund's performance history is not available as of the date of this Prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                            Management      Distribution and            Other           Total Annual Fund
                            Fee(1)          Service (12b-1) Fees        Expenses(2)     Operating Expenses
VP Inflation-Adjusted
Bond Class II
                            0.59%          0.25%                       0.00%           0.84%
1 The fund has a stepped fee schedule.  As a result, the fund's management fee rate generally decreases as fund assets increase and increases as fund assets decrease.

2 Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

CALLOUTS

Debt securities include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For current performance information, please call us at 1-800-345-6488 or visit us at www.americancentury.com.

Objectives, Strategies and Risks

VP Inflation-Adjusted Bond Fund

What are the fund's investment objectives?

The fund seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

How does the fund pursue its investment objectives?

The fund must invest at least 80% of its assets in inflation-adjusted debt securities. These securities include inflation-indexed U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government, inflation-indexed securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, and inflation-indexed securities issued by entities other than the U.S. Treasury or U.S. government agencies and instrumentalities. Inflation-indexed securities are designed to protect the future purchasing power of the money invested in them; their principal value is indexed for changes in inflation.

The fund also may invest up to 20% of its assets in traditional U.S. Treasury securities that are not inflation-indexed.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.

What are the principal risks of investing in the fund?

Inflation-indexed securities offer a return linked to inflation. They are designed to protect investors from a loss of value due to inflation. However, inflation-indexed securities are still subject to the effects of changes in market interest rates caused by factors other than inflation, or so-called real interest rates. Because inflation-indexed securities trade at prevailing real, or after-inflation, interest rates, changes in these rates affect the fund's share value. Generally, when real interest rates rise, the fund's share value will decline. The opposite is true when real interest rates decline.

Although an investment in inflation-indexed securities issued by entities other than the U.S. Treasury or U.S. government and its agencies and instrumentalities increases the potential credit risk associated with the fund, the fund will attempt to mitigate this additional risk by limiting its investments to issuers whose credit has been rated BBB or higher, or, if unrated, determined to be of equivalent credit quality by the advisor.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

CALLOUTS

The real interest rate is the current market interest rate minus the market's inflation expectations.

Basics of Fixed-Income Investing

Debt Securities

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U. S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*      determining which debt securities help a fund meet its maturity requirements

*      identifying debt securities that satisfy a fund's credit quality standards

*      evaluating current economic conditions and assessing the risk of inflation

*      evaluating special features of the debt securities that may make them more or less attractive

Weighted Average Maturity

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                                    Amount of        Percent of   Remaining         Weighted
                                    Security Owned   Portfolio    Maturity          Maturity
                                    --------------   ---------    --------          --------
Debt Security A                     $100,000         25%          4 years            1 year
Debt Security B                     $300,000         75%         12 years            9 years
Weighted Average Maturity                                                           10 years

CALLOUTS

Weighted average maturity is a tool the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.

Types of Risk

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity         Current Price     Price After 1% Increase   Change in Price
------------------         -------------     -----------------------   ---------------
1 year                     $100.00           $99.06                    -0.94%
3 years                    $100.00           $97.38                    -2.62%
10 years                   $100.00           $93.20                    -6.80%
30 years                   $100.00           $88.69                   -11.31%
CALLOUTS

The longer a fund's weighted average maturity, the more sensitive it is to interest rate changes.

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment objective. Each technique has its own characteristics, and may pose some level of risk to the fund. To learn more about these techniques, you should review the Statement of Additional Information before making an investment.

CALLOUTS

Credit quality may be lower when the issuer has any of the following

*   a high debt level

*   a short operating history

*   a difficult, competitive environment

*   a less stable cash flow

Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the fund. The amount of the management fee for a fund is determined monthly using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The fund was not in operation for the full fiscal year ended December 31, 2002.
The fund will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and Complex Fees from the schedules below:

Investment Category Fee Schedule for VP Inflation-Adjusted Bond

Category Assets                     Fee Rate
---------------                     --------
First $1 billion                    0.2800%
Next $1 billion                     0.2280%
Next $3 billion                     0.1980%
Next $5 billion                     0.1780%
Next $15 billion                    0.1650%
Next $25 billion                    0.1630%
Thereafter                          0.1625%

The Complex Fee is determined according to the schedule below.

Complex Fee Schedule

Complex Assets                      Fee Rate
--------------                      --------
First $2.5 billion                  0.3100%
Next $7.5 billion                   0.3000%
Next $15.0 billion                  0.2985%
Next $25.0 billion                  0.2970%
Next $50.0 billion                  0.2960%
Next $100.0 billion                 0.2950%
Next $100.0 billion                 0.2940%
Next $200.0 billion                 0.2930%
Next $250.0 billion                 0.2920%
Next $500.0 billion                 0.2910%
Thereafter                          0.2900%

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The Fund Management Team

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the Taxable Bond team are identified below.

G. David MacEwen

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
has been a member of the team since July 2001. He joined American Century in May
1991 as a Municipal Portfolio Manager. He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

Robert V. Gahagan

Mr. Gahagan, Vice President and Senior Portfolio Manager, has been a member of the team since August 1996. He joined American Century in 1983. He has a bachelor's degree in economics and an MBA from the University of Missouri -
Kansas City.

Michael Difley

Mr. Difley, Vice President and Portfolio Manager, has been a member of the team since September 1997. He joined American Century as a Senior Corporate Credit
Analyst in July 1996 and was promoted to Portfolio Manager in November 2001. He has a B.S. in business administration (finance concentration) from California
Polytechnic State University-San Luis Obispo. He is a Certified Public
Accountant and a CFA charterholder.

Jeffrey L. Houston

Mr. Houston, Vice President and Senior Portfolio Manager, has been a member of the team since June 1995. He joined American Century as an Investment Analyst in
November 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a CFA charterholder.

Casey Colton

Mr. Colton, Vice President and Senior Portfolio Manager, has been a member of the team since January 1994. Mr. Colton joined American Century in 1990. He has a bachelor's degree in business administration from San Jose State University and a master's degree from the University of Southern California. He is a CFA charterholder and a Certified Public Accountant.

Jeremy Fletcher

Mr. Fletcher, Portfolio Manager, has been a member of the team since August
1997. He joined American Century in October 1991 as an Investor Relations
Representative. He has bachelor's degrees in economics and mathematics from
Claremont McKenna College. He is a CFA charterholder.

Brian Howell

Mr. Howell, Vice President and Portfolio Manager, has been a member of the team since May 1998. He joined American Century in 1988. He has a bachelor's degree in mathematics/statistics and an MBA from the University of California -
Berkeley.

Michael J. Shearer

Dr. Shearer, Vice President, Portfolio Manager and Director-Fixed-Income
Quantitative Strategies, has been a member of the team since January 2000. He also is responsible for the development and implementation of all fixed-income quantitative strategies. He joined American Century in February 1998. Before joining American Century, he was Vice President, Quantitative Research at
Capital Management Sciences from November 1995 to February 1998. He also holds a bachelor's degree, master's degree and doctorate in applied mathematics from the
University of California - Los Angeles.

John F. Walsh

Mr. Walsh, Portfolio Manager, has been a member of the team since February 1996.
He joined American Century in February 1996 as an Investment Analyst and was
promoted to Portfolio Manager in September 1997. He has a bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from Creighton
University.

Fund Performance

VP Inflation-Adjusted Bond has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

CALLOUTS
Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

Share Price, Distributions and Taxes

Purchase and Redemption of Shares

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

Abusive Trading Practices

We do not permit market timing or other abusive trading practices in our funds.
Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

We also reserve the right to delay delivery of redemption proceeds up to seven days.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

Share Price

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available from an independent pricing source, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. For example, if an event occurs after the close of the exchange on which a fund's portfolio securities are principally traded that is likely to have changed the value of the securities, the advisor may determine the securities' fair value.
The board has adopted procedures to ensure that this type of pricing is fair to the fund's investors.

We will price your purchase, exchange or redemption at the NAV next determined after the insurance company separate account receives your transaction request in good order.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. The fund pays distributions from net income monthly. The fund generally pays capital gains distributions, if any, once a year, usually in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem.
If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

Taxes

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

CALLOUT

Good order means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

Share Information

American Century offers one class of the fund: Class II. The shares are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Service Fees

Insurance companies selling Class II shares of the fund perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services. Such payments are made by American Century out of the unified fee it receives from the fund.

Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Class II shares have a 12b-1 Plan. Under the Plan, the fund's Class II pays an annual fee of 0.25% of Class II average net assets for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the insurance companies that make Class II shares available. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple Class Structure - Master
Distribution Plan in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS

Because the fund had no assets as of 12/31/02, financial information is not available.

More information about the fund is contained in these documents

Annual and Semiannual Reports Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI) The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

On the Internet            *EDGAR database at www.sec.gov
                           *By email request at publicinfo@sec.gov

By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-10155
                                           American Century Investments
                                                  P.O. Box 419385

                                         Kansas City, Missouri 64141-6385

                                          1-800-345-6488 or 816-531-5575

0212
SH-PRS-

                                                 VP Inflation-Adjusted Bond Fund
                                                      VP Prime Money Market Fund

                                                               December 31, 2002

                                                                American Century
                                                    Variable Portfolios II, Inc.

This Statement of Additional Information adds to the disT This Statement of
Additional Information adds to the discussion in the funds' Prospectuses, dated
December 31, 2002, but is not a prospectus. The Statement of Additional
Information should be read in conjunction with a fund's current Prospectus. If you would like a copy of a Prospectus, please contact the insurance company from which you purchased the fund or contact us at one of the addresses or telephone numbers listed on the back cover. This Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual reports, which are delivered to all shareholders. You may obtain a free copy of a fund's annual or semiannual report by calling 1-800-345-6488.

                                                     American Century Investment
                                                                  Services, Inc.

TABLE OF CONTENTS

The Funds' History............................................................
Fund Investment Guidelines....................................................
Portfolio Composition.........................................................
Fund Investments and Risks....................................................
      Investment Strategies and Risks.........................................
      Investment Policies.....................................................
      Temporary Defensive Measures............................................
      Portfolio Turnover......................................................
Management....................................................................
      The Board of Directors..................................................
      Code of Ethics..........................................................
The Funds' Principal Shareholders.............................................
Service Providers.............................................................
      Investment Advisor......................................................
      Transfer Agent and Administrator........................................
      Distributor.............................................................
Other Service Providers.......................................................
      Custodian Banks.........................................................
      Independent Accountants.................................................
Brokerage Allocation..........................................................
Information about Fund Shares.................................................
      Multiple Class Structure................................................
      Valuation of a Fund's Securities........................................
Taxes.........................................................................
How Fund Performance Information Is Calculated................................
      Performance Comparisons.................................................
      Permissible Advertising Information.....................................
      Multiple Class Performance Advertising..................................
Financial Statements..........................................................
Explanation of Fixed-Income Securities Ratings................................

The Funds' History

American Century Variable Portfolios II, Inc. is a registered open-end management investment company that was organized as a Maryland Corporation on
September 19, 2000. Throughout this Statement of Additional Information, we refer to American Century Variable Portfolios II, Inc. as the Corporation.

Each fund described in this Statement of Additional Information is a separate series of the Corporation. The Corporation may issue other series; each fund would operate for many purposes as if it were an independent company from any such future series.  Each fund has its own investment objective, strategy, management team, assets and tax identification and stock registration numbers.

                                                                 Inception Date
VP Inflation-Adjusted Bond Fund - Class II                       N/A
VP Prime Money Market Fund                                       N/A

Fund Investment Guidelines

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing the funds' assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and
Risks, which begins on page x. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussion contained in the
Prospectuses.

VP Inflation-Adjusted Bond is diversified as defined in the Investment Company
Act of 1940. Diversified means that, with respect to 75% of its total assets, the fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities).

VP Prime Money Market operates pursuant to Rule 2a-7 under the Investment
Company Act of 1940 (the Investment Company Act), which permits the valuation of portfolio securities on the basis of amortized cost. To rely on the rule, the fund must be diversified with regard to 100% of its assets other than securities issued or guaranteed by the U.S. government. For purposes of Rule 2a-7, diversified means that the fund must not invest more than 5% of its total assets in securities of a single issuer, or, with respect to 75% of assets, more than
10% of assets in securities guaranteed by a single guarantor, other than the
U.S. government, although it may invest up to 25% of its total assets in securities of a single issuer that are rated in the highest credit quality category for a period of up to three business days after purchase. The fund also must not invest more than (a) the greater of 1% of its total assets or $1 million in securities issued by a single issuer that are rated in the second highest credit quality category; and (b) 5% of its total assets in securities rated in the second highest credit quality category. The fund is considered diversified under the Investment Company Act provided that it complies with the definition of diversified under Rule 2a-7.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

VP Inflation-Adjusted Bond generally seeks to purchase U.S. government securities whose interest payments are state tax exempt. As a result, the fund's dividend distributions are expected to be exempt from state income tax. See page
XX for more information on tax treatment of the fund's distributions.

Portfolio Composition

VP Prime Money Market Fund

The fund buys high-quality (first-tier), U.S. dollar-denominated money market instruments and other short-term obligations of banks, governments and corporations. Some of the fund's possible investments are listed in the following table. The obligations referenced in the table and the risks associated with investing in them are described in the section titled Investment
Strategies and Risks, which begins on page x.

Issuers                                                                Types of Obligations
-------                                                                --------------------

Domestic and foreign financial institutions                            Negotiable certificates of deposit, bankers'
(e.g., banks, broker-dealers, insurance                                acceptances, bank notes and commercial
companies, leasing and financing                                       paper (including floating-rate
corporations)                                                          securities)
Domestic and foreign                                                   Commercial paper and short-term
nonfinancial corporations                                              corporate debt obligations (including
                                                                       fixed- and variable-rate notes and bonds)
U.S. government and its agencies                                       U.S. Treasury bills, notes, bonds and
and instrumentalities                                                  U.S. government agency obligations
                                                                       (including floating-rate agency securities)
Foreign governments and their                                          Commercial paper and discount notes
agencies and instrumentalities                                         (including floating-rate agency securities)

The fund managers follow regulatory guidelines on quality and maturity for the fund's investments, which are designed to help maintain a stable $1.00 share price. In particular, the fund:

          (1) buys only U.S. dollar-denominated obligations with remaining maturities of 397 days or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 397 days or less);

          (2) maintains a dollar-weighted average portfolio maturity of 90 days or less;

          (3) restricts its investments to high-quality obligations determined by the advisor to present minimal credit risks, pursuant to guidelines established by the Board of Directors. To be considered high-quality, an obligation must be one of the following:

          (1) a U.S. government obligation;

          (2) rated (or issued by an issuer rated with respect to a class of short-term debt obligations) within the two highest rating categories for short-term debt obligations by at least two nationally recognized statistical rating organizations (rating agencies) (or one if only one has rated the obligation);

          (3) an unrated obligation judged by the advisor, pursuant to guidelines established by the Board of Directors, to be of comparable quality.

The fund managers intend to buy only obligations designated as first-tier securities as defined by the SEC; that is, securities with the highest rating or unrated securities of comparable quality.

Under normal market conditions, 25% or more of the fund's total assets are invested in obligations of issuers in the financial services industry.

VP Inflation-Adjusted Bond

VP Inflation-Adjusted Bond pursues its investment objective by investing in inflation-indexed Treasury securities that are backed by the full faith and credit of the U.S. government and indexed or otherwise structured by the U.S.
Treasury to provide protection against inflation. Inflation-indexed securities may be issued by the U.S. Treasury in the form of notes or bonds. The fund also may invest in inflation-indexed securities issued by U.S. government agencies and instrumentalities other than the U. S. Treasury. In addition, the fund may invest in inflation-indexed securities issued by entities other than the U.S.
Treasury or the U.S. government and its agencies and intstrumentalities. VP
Inflation-Adjusted Bond also may invest in U.S. Treasury securities that are not indexed to inflation for liquidity and total return purposes, or if at any time the fund managers believe there is an inadequate supply of appropriate inflation-indexed securities in which to invest or when such investments are required as a temporary defensive measure. VP Inflation-Adjusted Bond's portfolio may consist of any combination of these securities consistent with investment strategies employed by the advisor. While VP Inflation-Adjusted Bond seeks to provide a measure of inflation protection to its investors, there is no assurance that the fund will provide less risk than a fund investing in conventional fixed-principal securities.

There are no maturity or duration restrictions for the securities in which VP
Inflation-Adjusted Bond may invest. The U.S. Treasury has issued inflation-indexed Treasury securities with five-year, 10-year and 30-year maturities.

VP Inflation-Adjusted Bond may be appropriate for investors who are seeking to protect all or a part of their investment portfolio from the effects of inflation.

Traditional fixed-principal notes and bonds pay a stated return or rate of interest in dollars and are redeemed at their par amount. Inflation during the period that the securities are outstanding will diminish the future purchasing power of these dollars. VP Inflation-Adjusted Bond is designed to serve as a vehicle to protect against this diminishing effect.

VP Inflation-Adjusted Bond is designed to provide total return consistent with an investment in inflation-indexed securities. VP Inflation-Adjusted Bond's yield will reflect both the inflation-adjusted interest income and the inflation adjustment to principal, which are features of inflation-indexed securities. The current income generated by VP Inflation-Adjusted Bond will vary with month-to-month changes in the Consumer Price Index and may be substantially more or substantially less than traditional fixed-principal securities.

There are special investment risks, particularly share price volatility and potential adverse tax consequences, associated with investment in inflation-indexed securities. These risks are described in the section titled
Investment Strategies and Risks on page XX. You should read that section carefully to make sure you understand the nature of VP Inflation-Adjusted Bond before you invest in the fund.

Fund INVESTMENTS AND RISKS

Investment Strategies and Risks

This section describes various investment vehicles and techniques the fund managers can use in managing the funds' assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a funds' overall risk profile.

Commercial Paper

Commercial paper (CP) is issued by utility, financial, and industrial companies and supranational organizations and foreign governments and their agencies and instrumentalities. Rating agencies assign ratings to CP issuers indicating the agencies' assessment of credit risk. Investment-grade CP ratings assigned by four rating agencies are provided in the following table.

                      Moody's Investors   Standard     Duff &          Fitch Investors
                      Service, Inc.       & Poor's     Phelps, Inc.    Service, Inc.
                      -------------       --------     ------------    -------------
Highest Ratings       Prime-1             A-1/A-1+     D-1/D-1+        F-1/F-1+
                      Prime-2             A-2          D-2             F-2
                      Prime-3             A-3          D-3             F-3

If an obligation has been assigned different ratings by multiple rating agencies, at least two rating agencies must have assigned their highest rating as indicated above in order for the advisor to determine that the obligation is eligible for purchase by the fund or, if unrated, the obligation must be determined to be of comparable quality by the advisor.

Some examples of CP and CP issuers are provided in the following paragraphs.

Domestic CP is issued by U.S. industrial and finance companies, utility companies, thrifts and bank holding companies. Foreign CP is issued by non-U.S.
industrial and finance companies and financial institutions. Domestic and foreign corporate issuers occasionally have the underlying support of a well-known, highly rated commercial bank or insurance company. Bank support is provided in the form of a letter of credit (an LOC) or irrevocable revolving credit commitment (an IRC). Insurance support is provided in the form of a surety bond.

Bank holding company CP is issued by the holding companies of many well-known domestic banks, including Citicorp, J.P. Morgan Chase Bank and First Union
National Bank. Bank holding company CP may be issued by the parent of a money center or regional bank.

Thrift CP is issued by major federal or state-chartered savings and loan associations and savings banks.

Schedule B Bank CP is short-term, U.S. dollar-denominated CP issued by Canadian subsidiaries of non-Canadian banks (Schedule B banks). Whether issued as commercial paper, a certificate of deposit or a promissory note, each instrument issued by a Schedule B bank ranks equally with any other deposit obligation. CP issued by Schedule B banks provides an investor with the comfort and reduced risk of a direct and unconditional parental bank guarantee. Schedule B instruments generally offer higher rates than the short-term instruments of the parent bank or holding company.

Asset-backed CP is issued by corporations through special programs. In a typical program, a special purpose corporation (SPC), created and/or serviced by a bank or other financial institution, uses the proceeds from an issuance of commercial paper to purchase receivables or other financial assets from one or more corporations (sellers). The sellers transfer their interest in the receivables or other financial assets to the SPC, and the cash flow from the receivables or other financial assets is used to pay interest and principal on the commercial paper. Letters of credit or other forms of credit enhancement may be available to cover the risk that the cash flow from the receivables or other financial assets will not be sufficient to cover the maturing commercial paper.

Bank Obligations (VP Prime Money Market)

Negotiable certificates of deposit (CDs) evidence a bank's obligation to repay money deposited with it for a specified period of time. The following table identifies the types of CDs the fund may buy.

CD Type                  Issuer
-------                  ------
Domestic                 Domestic offices of U.S. banks
Yankee                   U.S. branches of foreign banks
Eurodollar               Issued in London by U.S., Canadian, European and
                         Japanese banks
Schedule B               Canadian subsidiaries of non-Canadian banks

Bankers' acceptances are used to finance foreign commercial trade. Issued by a bank with an importer's name on them, these instruments allow the importer to back up its own pledge to pay for imported goods with a bank's obligation to cover the transaction if the importer fails to do so.

Bank notes are senior unsecured promissory notes issued in the United States by domestic commercial banks.

Time deposits are non-negotiable bank deposits maintained for up to seven days at a stated interest rate. These instruments may be withdrawn on demand, although early withdrawals may be subject to penalties. The bank obligations the fund managers may buy generally are not insured by the FDIC or any other insurer.

U.S. Government Securities

The funds may invest in U.S. government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S.
government; others are supported by the right of the issuer to borrow from the
U.S. Treasury; others, such as securities issued by the Federal National
Mortgage Association (FNMA), are supported by the discretionary authority of the
U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

U.S. Treasury bills, notes, zero-coupon bonds and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to 10 years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

A number of U.S. government agencies and instrumentalities issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit Banks, the
Student Loan Marketing Association and the Resolution Funding Corporation.

Some agency securities are backed by the full faith and credit pledge of the
U.S. government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Interest rates on agency securities may be fixed for the term of the investment
(fixed-rate agency securities) or tied to prevailing interest rates
(floating-rate agency securities). Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

Floating-rate agency securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate agency security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate agency securities may be issued with a call date
(which permits redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity.

Interest Rate Resets on Floating-Rate U.S. Government Agency Securities

Interest rate resets on floating-rate U.S. government agency securities generally occur at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices:
those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index. Commonly used indices include the three-month, six-month and one-year Treasury bill rates; the two-year Treasury note yield; the Eleventh District Federal Home Loan Bank Cost of Funds Index
(EDCOFI); and the London Interbank Offered Rate (LIBOR). Fluctuations in the
prices of floating-rate U.S. government agency securities are typically attributed to differences between the coupon rates on these securities and prevailing market interest rates between interest rate reset dates.

Zero-Coupon U.S. Treasury Securities and their Equivalents (VP
Inflation-Adjusted Bond)

Zero-coupon U.S. Treasury securities (or zeros) are the unmatured interest coupons and underlying principal portions of U.S. Treasury bonds. Unlike traditional U.S. Treasury securities, these securities are sold at a discount to their face value and all of the interest and principal is paid when the securities mature. Originally, these securities were created by broker-dealers who bought Treasury bonds and deposited these securities with a custodian bank.
The broker-dealers then sold receipts representing ownership interests in the coupons or principal portions of the bonds. Some examples of zero-coupon securities sold through custodial receipt programs are CATS (Certificates of
Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts) and
generic TRs (Treasury Receipts).

The U.S. Treasury subsequently introduced a program called Separate Trading of
Registered Interest and Principal of Securities (STRIPS), through which it exchanges eligible securities for their component parts and then allows the component parts to trade in book-entry form. STRIPS are direct obligations of the U.S. government and have the same credit risks as other U.S. Treasury securities.

Zero-coupon Treasury equivalent securities are government agency debt securities that are ultimately backed by obligations of the U.S. Treasury and are considered by the market place to be backed by the full faith and credit of the
U.S. Treasury. These securities are created by financial institutions (like broker-dealers) and by U.S. government agencies. For example, the Resolution
Funding Corporation (REFCORP) issues bonds whose interest payments are guaranteed by the U.S. Treasury and whose principal amounts are secured by zero-coupon U.S. Treasury securities held in a separate custodial account at the
Federal Reserve Bank of New York. The principal amount and maturity date of
REFCORP bonds are the same as the par amount and maturity date of the corresponding zeros; upon maturity, REFCORP bonds are repaid from the proceeds of the zeros. REFCORP zeros are the unmatured coupons and principal portions of
REFCORP bonds.

The U.S. government may issue securities in zero-coupon form. These securities are referred to as original issue zero-coupon securities.

Zero-Coupon U.S. Government Agency Securities (VP Inflation-Adjusted Bond)

A number of U.S. government agencies issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to homebuyers or farmers. Among these agencies are the Farm Home Loan
Banks, the Federal Farm Credit Banks, and the Student Loan Marketing
Association.

Zero-coupon U.S. government agency securities operate in all respects like zero-coupon Treasury securities and their equivalents, except that they are created by separating a U.S. government agency bond's interest and principal payment obligations. The final maturity value of a zero-coupon U.S. government agency security is a debt obligation of the issuing agency. Some agency securities are backed by the full faith and credit pledge of the U.S.
government, while others are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury. The funds will limit their purchase of zero-coupon U.S. government agency securities to those that receive the highest rating (AAA) by an independent rating organization.

Securities issued by U.S. government agencies in zero-coupon form are referred to as original issue zero-coupon securities.

Mortgage-Backed Securities (VP Inflation-Adjusted Bond)

Background

A mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like fixed-income securities such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest during the life of the security.
However, unlike a bond, which returns principal to the investor in one lump sum at maturity, mortgage-backed securities return principal to the investor in increments during the life of the security.

Because the timing and speed of principal repayments vary, the cash flow on mortgage-backed securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages or default on their loans, the principal is distributed pro rata to investors.

As with other fixed-income securities, the prices of mortgage-backed securities fluctuate in response to changing interest rates; when interest rates fall, the prices of mortgage-backed securities rise, and vice versa. Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.

The fund may receive principal sooner than it expected because of accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, a fund might miss an opportunity to earn interest at higher prevailing rates.

GNMA Certificates

The Government National Mortgage Association (GNMA) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban
Development. The National Housing Act of 1934 (Housing Act), as amended, authorizes GNMA to guarantee the timely payment of interest and repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or by Title V of the
Housing Act of 1949 (FHA Loans), or guaranteed by the Veterans' Affairs under the Servicemen's Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. GNMA has unlimited authority to borrow from the U.S. Treasury in order to meet its obligations under this guarantee.

GNMA certificates represent a pro rata interest in one or more pools of the following types of mortgage loans: (a) fixed-rate level payment mortgage loans;
(b) fixed-rate graduated payment mortgage loans (GPMs); (c) fixed-rate growing equity mortgage loans (GEMs); (d) fixed-rate mortgage loans secured by manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential properties under construction (CLCs); (f) mortgage loans on completed multifamily projects (PLCs); (g) fixed-rate mortgage loans that use escrowed funds to reduce the borrower's monthly payments during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment adjustments based on periodic changes in interest rates or in other payment terms of the mortgage loans.

Fannie Mae Certificates

The Federal National Mortgage Association (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National
Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency designed to provide supplemental liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by legislation enacted in 1968. Fannie Mae acquires capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds available for housing. This money is used to buy home mortgage loans from local lenders, replenishing the supply of capital available for mortgage lending.

Fannie Mae certificates represent a pro rata interest in one or more pools of
FHA Loans, VA Loans, or, most commonly, conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following types: (a) fixed-rate level payment mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

Fannie Mae certificates entitle the registered holder to receive amounts representing a pro rata interest in scheduled principal and interest payments
(at the certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), any principal prepayments, and a proportionate interest in the full principal amount of any foreclosed or otherwise liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae certificate is guaranteed by Fannie
Mae; this guarantee is not backed by the full faith and credit of the U.S.
government.

Freddie Mac Certificates

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality of the United States created pursuant to the Emergency Home
Finance Act of 1970 (FHLMC Act), as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing first-lien conventional residential mortgage loans (and participation interests in such mortgage loans) and reselling these loans in the form of mortgage-backed securities, primarily
Freddie Mac certificates.

Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a Freddie Mac certificate group) purchased by Freddie Mac. The mortgage loans underlying Freddie Mac certificates consist of fixed- or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first-liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet standards set forth in the FHLMC Act. A Freddie Mac certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans, and participations composing another Freddie Mac certificate group.

Freddie Mac guarantees to each registered holder of a Freddie Mac certificate the timely payment of interest at the rate provided for by the certificate.
Freddie Mac also guarantees ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but generally does not guarantee the timely repayment of principal. Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after demand has been made upon the mortgager for accelerated payment of principal. Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government.

Adjustable-Rate Mortgage Loans (ARMs)

ARMs eligible for inclusion in a mortgage pool generally will provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, 12, 24, 36, 60 or 84 scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index.

ARMs have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loan. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

There are two types of indices that provide the basis for ARM rate adjustments:
those based on market rates and those based on a calculated measure, such as a cost-of-funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity. U.S.
Treasury rates (as reported by the Federal Reserve Board); the three-month
Treasury bill rate; the 180-day Treasury bill rate; rates on longer-term
Treasury securities; the Eleventh District Federal Home Loan Bank Cost of Funds
Index (EDCOFI); the National Median Cost of Funds Index; the one-month, three-month, six-month or one-year London Interbank Offered Rate (LIBOR); or
six-month CD rates. Some indices, such as the one-year constant maturity
Treasury rate or three-month LIBOR, are highly correlated with changes in market interest rates. Other indices, such as the EDCOFI, tend to lag behind changes in market rates and be somewhat less volatile over short periods of time.

The EDCOFI reflects the monthly weighted average cost of funds of savings and loan associatons and savings banks whose home offices are located in Arizona,
California and Nevada (the Federal Home Loan Bank Eleventh District) and who are
member institutions of the Federal Home Loan Bank of San Francisco (the FHLB of
San Francisco), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds
Index on the last working day of the month following the month in which the cost of funds was incurred.

One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the Federal Reserve Bank of New York, based on daily closing bid yields on actively traded Treasury securities submitted by five leading broker-dealers.
The median bid yields are used to construst a daily yield curve.

The National Median Cost of Funds Index, similar to the EDCOFI, is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and represents the average monthly interest expenses on liabilities of member institutions. A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

LIBOR is the rate at which banks in London offer Eurodollars in trades between banks. LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

The fund managers may invest in ARMs whose periodic interest rate adjustments are based on new indices as these indices become available.

U.S. Dollar-Denominated Foreign Securities (VP Prime Money Market)

The fund invests exclusively in U.S. dollar-denominated instruments, some of which may be issued by foreign entities as described in the table on this page.
Consequently, the fund may be subject to risks different than those incurred by a fund that invests only in debt obligations of domestic issuers.

Currently, the only securities held outside the United States in which the fund expects to invest are EuroCDs, which are held in England. As a result, the fund's exposure to these foreign investment risks is expected to be lower than funds that invest more broadly in securities held outside the United States.
Regulatory limits specified in the section titled Portfolio Composition on page
XX apply equally to securities of foreign and domestic issuers.

Variable- and Floating-Rate Instruments (VP Prime Money Market)

Variable- and floating-rate instruments are issued by corporations, financial institutions and government agencies and instrumentalities.

Floating-rate instruments have interest rates that change whenever there is a change in a designated base rate, whereas variable-rate instruments provide for specified periodic interest rate adjustments. The interest rate on variable- and floating-rate instruments is ordinarily determined by reference to (or as a percentage of) an objective standard, such as the Federal Funds effective rate, the 90-day U.S. Treasury bill rate or the London Interbank Offered Rate (LIBOR).

Although the fund typically limits its investments to securities with remaining maturities of 13 months or less, it may invest in variable- and floating-rate instruments that have nominal (or stated) maturities in excess of 13 months, provided that such instruments (1) have demand features consistent with regulatory requirements for money market funds, or (2) are securities issued by the U.S. government or a U.S. government agency that meet certain regulatory requirements for money market funds.

Loan Participations (VP Prime Money Market)

The fund may purchase loan participations, which represent interests in the cash flow generated by commercial loans. Each loan participation requires three parties: a participant (or investor), a lending bank and a borrower. The investor purchases a share in a loan originated by a lending bank, and this participation entitles the investor to a percentage of the principal and interest payments made by the borrower.

Loan participations are attractive because they typically offer higher yields than other money market instruments. However, along with these higher yields come certain risks, not least of which is the risk that the borrower will be unable to repay the loan. Generally, because the lending bank does not guarantee payment, the investor is directly exposed to risk of default by the borrower.
Second, the investor is not a direct creditor of the borrower. The participation represents an interest in assets owned by the lending bank. If the lending bank becomes insolvent, the investor could be considered an unsecured creditor of the bank instead of the holder of a participating interest in a loan. Because of these risks, the manager must carefully consider the creditworthiness of both the borrower and the lender.

Another concern is liquidity. Because there is no established secondary market for loan participations, the fund's ability to sell them for cash is limited.
Some participation agreements place limitations on the investor's right to resell the loan participation, even when a buyer can be found.

Repurchase Agreements

The funds may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

VP Prime Money Market will limit repurchase agreement transactions to securities issued by the U.S. government, and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the fund's advisor.VP Inflation-Adjusted Bond may invest in repurchase agreements with respect to any security in which the fund is authorized to invest, even if the remaining maturity of the underlying security would make that security ineligible for purchase by the fund.

Repurchase agreements maturing in more than seven days would count toward the fund's 10% limit on illiquid securities.

Reverse Repurchase Agreements (VP Prime Money Market)

In a reverse repurchase agreement, the fund managers transfer possession of (or sell) securities to another party, such as a bank or broker-dealer, for cash and agree to later repay cash plus interest for the return (or repurchase) of the same securities. To collateralize the transaction, the value of the securities transferred is slightly greater than the amount of cash the fund receives in exchange for the securities.

If the purchaser reneged on the agreement and failed to return the securities, the fund might suffer a loss. The fund's loss could be even greater if the market value of the securities transferred increased in the meantime. To protect against these risks, the fund will enter into reverse repurchase agreements only with parties whose creditworthiness is determined to be satisfactory by the advisor. While a reverse repurchase agreement is outstanding, the fund will segregate appropriate securities to cover its obligation under the agreement.

Taxable Municipal Obligations (VP Prime Money Market)

Taxable municipal obligations are state and local obligations whose interest payments are subject to federal income tax because of the degree of non-government involvement in the transaction or because federal tax code limitations on the issuance of tax-exempt bonds that benefit private entities have been exceeded. Some typical examples of taxable municipal obligations include industrial revenue bonds and economic development bonds issued by state or local governments to aid private enterprise. The interest on a taxable municipal bond is often exempt from state taxation in the issuing state.

Portfolio Lending

In order to realize additional income, the fund managers may lend portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except

*      through the purchase of debt securities in accordance with its investment objective, policies and limitations, or

*      by engaging in repurchase agreements with respect to portfolio securities.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, the fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves
(which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

As an operating policy, no fund will commit more than 35% of its total assets to when-issued or forward commitment agreements (including dollar rolls). If fluctuations in the value of securities held cause more than 35% of a fund's total assets to be committed under such agreements, the fund managers need not sell such agreements, but they will be restricted from entering into further agreements on behalf of the fund until the percentage of assets committed to such agreements is below 35% of total assets.

Short-Term Securities (VP Inflation-Adjusted Bond)

In order to meet anticipated redemptions, anticipated purchases of additional securities for the fund's portfolio, or, in some cases, for temporary defensive purposes, VP Inflation-Adjusted Bond may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

*  Commercial Paper

*  Certificates of Deposit and Euro Dollar Certificates of Deposit

*  Bankers' Acceptances

*  Short-term notes, bonds, debentures or other debt instruments

*  Repurchase agreements

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. For the non-money market funds, these investments may include investments in money market funds managed by the advisor.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. The fund will not acquire illiquid securities if, as a result, illiquid securities would comprise more than 10% of the value of the fund's net assets.

Inflation-Indexed Treasury Securities (VP Inflation-Adjusted Bond)

Inflation-indexed Treasury securities are Treasury securities with a final value and interest payment stream linked to the inflation rate. Inflation-indexed
Treasury securities may be issued in either note or bond form. Inflation-indexed
Treasury notes have maturities of at least one year, but not more than 10 years.
Inflation-indexed Treasury bonds have maturities of more than 10 years.

Inflation-indexed Treasury securities may be attractive to investors seeking an investment backed by the full faith and credit of the U.S. government that provides a return in excess of the rate of inflation. These securities were first sold in the U.S. market in January 1997. Inflation-indexed Treasury securities are auctioned and issued on a quarterly basis.

Structure and Inflation Index

The principal value of inflation-indexed Treasury securities will be adjusted to reflect changes in the level of inflation. The index for measuring the inflation rate for inflation-indexed Treasury securities is the non-seasonally adjusted
U.S. City Average All Items Consumer Price for All Urban Consumers Index
(Consumer Price Index) published monthly by the U.S. Department of Labor's
Bureau of Labor Statistics.

Semiannual coupon interest payments are made at a fixed percentage of the inflation-indexed principal value. The coupon rate for the semiannual interest rate of each issuance of inflation-indexed Treasury securities is determined at the time the securities are sold to the public (i.e., by competitive bids in the auction). The coupon rate will likely reflect real yields available in the
Treasury market; real yields are the prevailing yields on Treasury securities with similar maturities, less then-prevailing inflation expectations. While a reduction in inflation will cause a reduction in the interest payment made on the securities, the repayment of principal at the maturity of the security is guaranteed by the U.S. Treasury to be no less than the original face or par amount of the security at the time of issuance.

Indexing Methodology

The principal value of inflation-indexed Treasury securities will be indexed, or adjusted, to account for changes in the Consumer Price Index. Semiannual coupon interest payment amounts will be determined by multiplying the inflation-indexed principal amount by one-half the stated rate of interest on each interest payment date.

Taxation

The taxation of inflation-indexed Treasury securities is similar to the taxation of conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted principal will be treated as interest income subject to taxation. Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made
(which typically should happen), investors in non-tax-deferred accounts will pay taxes on this amount currently. Decreases in the indexed principal can be deducted only from current or previous interest payments reported as income.

Inflation-indexed Treasury securities therefore have a potential cash flow mismatch to an investor, because investors must pay taxes on the inflation-adjusted principal before the repayment of principal is received. It is possible that, particularly for high income tax bracket investors, inflation-indexed Treasury securities would not generate enough income in a given year to cover the tax liability they could create. This is similar to the current tax treatment for zero-coupon bonds and other discount securities. If inflation-indexed Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds. VP
Inflation-Adjusted Bond, however, distributes all income on a monthly basis.
Investors in VP Inflation-Adjusted Bond will receive dividends that represent both the interest payments and the principal adjustments of the inflation-indexed securities held in the fund's portfolio. An investment in VP
Inflation-Adjusted Bond may, therefore, be a means to avoid the cash flow mismatch associated with a direct investment in inflation-indexed securities.
For more information about taxes and their effect on you as an investor in the fund, see Taxes, page XX.

U.S. Government Agencies

A number of U.S. government agencies and instrumentalities other than the U.S.
Treasury may issue inflation-indexed securities. Some U.S. government agencies have issued inflation-indexed securities whose design mirrors that of the inflation-indexed Treasury securities described above.

Share Price Volatility

Inflation-indexed securities are designed to offer a return linked to inflation, thereby protecting future purchasing power of the money invested in them.
However, inflation-indexed securities provide this protected return only if held to maturity. In addition, inflation-indexed securities may not trade at par value. Real interest rates (the market rate of interest less the anticipated rate of inflation) change over time as a result of many factors, such as what investors are demanding as a true value for money. When real rates do change, inflation-indexed securities prices will be more sensitive to these changes than conventional bonds, because these securities were sold originally based upon a real interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of inflation-indexed securities and the share price of VP Inflation-Adjusted Bond will fall. Investors in the fund should be prepared to accept not only this share price volatility but also the possible adverse tax consequences it may cause.

An investment in securities featuring inflation-adjusted principal and/or interest involves factors not associated with more traditional fixed-principal securities. Such factors include the possibility that the inflation index may be subject to significant changes, that changes in the index may or may not correlate to changes in interest rates generally or changes in other indices, or that the resulting interest may be greater or less than that payable on other securities of similar maturities. In the event of sustained deflation, it is possible that the amount of semiannual interest payments, the inflation-adjusted principal of the security and the value of the stripped components, will decrease. If any of these possibilities are realized, VP Inflation-Adjusted
Bond's net asset value could be negatively affected.

Investment Policies

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies may not be changed without approval of a majority of the outstanding votes of the funds' investors, as determined in accordance with the Investment
Company Act.

Subject           Policy
-------           ------

Senior            A fund may not issue senior securities, except as permitted
Securities        under the Investment Company Act.

Borrowing         A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount
                  exceeding 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

Lending           A fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real              Estate A fund may not purchase or sell real estate unless
                  acquired as a result of ownership of securities or other
                  instruments. This policy shall not prevent a fund from
                  investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Concentration     A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities), except that VP Prime Money Market may
                  invest more than 25% of its total assets in the financial
                  services industry.

Underwriting      A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of
                  1933 in the disposition of restricted securities.

Commodities       A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                  instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures
                  contracts or from investing in securities or other instruments backed by physical commodities.

Control           A fund may not invest for purposes of exercising control over management.

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowing normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry (except financial industries for VP Prime Money Market), provided that

          (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

          (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents,

          (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, and electric and telephone will each be considered a separate industry, and

          (d) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

Subject        Policy
-------        ------

Leveraging     A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.

Futures        A fund may not purchase or sell futures contracts or call
and            options. This limitation does not apply to options attached to,
Options        or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

Liquidity      A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% (10% for VP Prime Money
               Market) of its net assets would be invested in illiquid
               securities, illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short          Sales A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin         A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

The Investment Company Act imposes certain additional restrictions upon the fund's ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, a fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

*  interest-bearing bank accounts or certificates of deposit

*  U.S. government securities and repurchase agreements collateralized by U.S.
   government securities

*  other money market funds

PORTFOLIO TURNOVER

The portfolio turnover rate of VP Inflation-Adjusted Bond is listed in the
Financial Highlights table in the Prospectus. Because of the short-term nature of VP Prime Money Market's investments, portfolio turnover rates generally are not used to evaluate its trading activities.

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other directors (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS and ACSC.

All persons named as officers of the funds also serve in similar capacities for the investment companies advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

                                                                                                        Number of
                                                                                                        Portfolios
                                                                                                        in Fund
                                                     Length                                             Complex        Other
                                 Position(s)         of Time                                            Overseen       Directorships
                                 Held with           Served           Principal Occupation(s)           by             Held by
Name, Address (Age)              Fund                (years)          During Past 5 Years               Director       Director

-----------------------------------------------------------------------------------------------------------------------------------
Interested Directors
James E. Stowers III             Director,           6                Co-Chairman, ACC                  38
4500 Main Street                 Chairman                             (September 2000 to present)
Kansas City, MO 64111            of                                   Co-Chief Investment Officer,
(43)                             the Board                            U.S. Equities (September 2000
                                                                      to February 2001)
                                                                      Chief Executive Officer, ACC
                                                                      ACIM, ACSC and
                                                                      other ACC subsidiaries
                                                                      (June 1996 to September 2000)
                                                                      President, ACC (January 1995
                                                                      to June 1997)
                                                                      President, ACIM and ACSC
                                                                      (April 1993 to August 1997)

William M. Lyons                 Director,           4                Chief Executive Officer, ACC      76
4500 Main Street                 President                            and other ACC subsidiaries
Kansas City, MO 64111                                                 (September 2000 to present)
(46)                                                                  President, ACC (June 1997
                                                                      to present)
                                                                      Chief Operating Officer,
                                                                      ACC (June 1996 to
                                                                      September 2000)
                                                                      General Counsel, ACC, ACIM,
                                                                      ACIS, ACSC and other ACC
                                                                      subsidiaries (June 1989 to
                                                                      June 1998)
                                                                      Executive Vice President,
                                                                      ACC (January 1995
                                                                      to June 1997)
                                                                      Also serves as: Executive
                                                                      Vice President and Chief
                                                                      Operating Officer, ACIM,
                                                                      ACSC and other ACC
                                                                      subsidiaries, and
                                                                      Executive Vice President
                                                                      of other ACC subsidiaries

----------------------------------------------------------------------------------------------------------------------------------
Independent Directors
Albert Eisenstat                 Director            6                General Partner,                  38     Independent Director,
1665 Charleston Road                                                  Discovery Ventures                       Sungard Data Systems
Mountain View, CA 94043                                               (Venture capital firm,                   (1991 to present)
(72)                                                                  1996 to 1998)                            Independent Director,
                                                                                                               Business Objects S/A
                                                                                                               (1994 to present)

Ronald J. Gilson                 Director            6                Charles J. Meyers Professor       38     None
1665 Charleston Road                                                  of Law and Business,
Mountain View, CA 94043                                               Stanford Law School
(55)                                                                  (1979 to present)
                                                                      Mark and Eva Stern
                                                                      Professor of Law and
                                                                      Business, Columbia
                                                                      University School of Law
                                                                      (1992 to present)
                                                                      Counsel, Marron, Reid &
                                                                      Sheehy (a San Francisco
                                                                      law firm, 1984 to present)

Kathryn A. Hall                  Director            0                President and Chief               38     Director, Princeton
1665 Charleston Road                                                  Investment Officer,                      University.Investment
Mountain View, CA 94043                                               Offit Hall Capital                       Company and Stanford
(44)                                                                  Management, LLC                          Management Company
                                                                      (April 2002 to present)
                                                                      President and Managing
                                                                      Director, Laurel Management
                                                                      Company, L.L.C.
                                                                      (1996 to April 2002)

Myron S. Scholes                 Director            21               Partner, Oak Hill Capital         38     Director, Dimensional
1665 Charleston Road                                                  Management, (1999-present)               Fund Advisors
Mountain View, CA 94043                                               Principal, Long-Term                     (investment advisor,
(61)                                                                  Capital Management                       1982 to present)
                                                                      (investment advisor,                     Director, Smith
                                                                      1993 to January 1999)                    Breeden Family of
                                                                      Frank E. Buck Professor                  Funds (1992 to
                                                                      of Finance, Stanford                     present)
                                                                      Graduate School of Business
                                                                      (1981 to present)

Kenneth E. Scott                 Director            30               Ralph M. Parsons Professor        38     Director, RCM Capital
1665 Charleston Road                                                  of Law and Business,                     Funds, Inc. (1994 to
Mountain View, CA 94043                                               Stanford Law School                      present)
(73)                                                                  (1972 to present)

Jeanne D. Wohlers                Director            17               Director and Partner,,            38     Director, Indus
1665 Charleston Road                                                  Windy Hill Productions, LP               International
Mountain View, CA 94043                                               (educational software,                   (software solutions,
(57)                                                                  1994 to 1998)                            January 1999 to
                                                                                                               present)
                                                                                                               Director, Quintus
                                                                                                               Corporation
                                                                                                               (automation
                                                                                                               solutions,1995 to
                                                                                                               present)
------------------------------------------------------------------------------------------------------------------------------------
Officers
William M. Lyons                 President           1          See entry above under             76          See entry above under
4500 Main Street                                                "Interested Directors."                      "Interested Directors."
Kansas City, MO 64111
(46)

Robert T. Jackson                Executive           1          Chief Administrative Officer      Not          Not applicable.
4500 Main St.                    Vice                           and Chief Financial Officer,      applicable
Kansas City, MO 64111            President                      ACC (August 1997 to present)
(56)                             and                            President, ACSC
                                 Chief                          (January 1999 to present)
                                 Financial                      Executive Vice President, ACC
                                 Officer                        (May 1995 to present)
                                                                Also serves as: Executive Vice
                                                                President and Chief Financial Officer,
                                                                ACIM, ACIS and other ACC subsidiaries

Maryanne Roepke, CPA             Senior Vice         1          Senior Vice President and         Not          Not applicable
4500 Main St.                    President,                     Assistant Treasurer, ACSC         applicable
Kansas City, MO 64111            Treasurer
(46)                             and Chief
                                 Accounting
                                 Officer

David C. Tucker                  Senior Vice         1          Senior Vice President, ACIM,      Not          Not applicable
4500 Main St.                    President                      ACIS, ACSC and other ACC          applicable
Kansas City, MO 64111            and                            subsidiaries
(44)                             General                        (June 1998 to present)
                                 Counsel                        General Counsel, ACC,
                                                                ACIM, ACIS, ACSC and
                                                                other ACC subsidiaries
                                                                (June 1998 to present)
                                                                Consultant to mutual
                                                                fund industry
                                                                (May 1997 to April 1998)

C. Jean Wade                     Controller,         1          Vice President, ACSC              Not          Not applicable
4500 Main St.                                                   (February 2000 to present)        applicable
Kansas City, MO 64111                                           Controller-Fund Accounting,
(38)                                                            ACSC

Robert Leach                     Controller          4          Vice President, ACSC              Not          Not applicable
4500 Main St.                                                   (February 2000 to present)        applicable
Kansas City, MO 64111                                           Controller-Fund Accounting,
(35)                                                            ACSC

Jon Zindel                       Tax Officer         3          Vice President, Corporate Tax,    Not          Not applicable
4500 Main St.                                                   ACSC (April 1998 to present)      applicable
Kansas City, MO 64111                                           Vice President, ACIM, ACIS
(35)                                                            and other ACC subsidiaries
                                                                (April 1999 to present)
                                                                President, American Century
                                                                Employee Benefit Services, Inc.
                                                                (January 2000 to December 2000)
                                                                Treasurer, American Century
                                                                Ventures, Inc.
                                                                (December 1999 to January 2001)
                                                                Director of Taxation, ACSC
                                                                (July 1996 to April 1998)

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor. In carrying out these responsibilities, the board reviews material factors to evaluate such contracts, including (but not limited
to) assessment of information related to the advisor's performance and expense ratios, estimates of income and indirect benefits (if any) accruing to the advisor, the advisor's overall management and projected profitability, and services provided to the funds and their investors.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

Committees

The board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

                                                                                                               Meetings
                                                                                                                   Held
                                                                                                                   During
                                                                                                                   Last
                                                                                                                   Fiscal
                                                                                                                   Year
Committee           Members                     Function
---------           -------                     --------

Audit               Kenneth E. Scott            The Audit Committee recommends the engagement of the               4
                    Jeanne D. Wohlers           funds' independent auditors and oversees its activities.
                    Albert Eisenstat            The committee receives reports from the advisor's
                                                Internal Audit Department, which is accountable to the
                                                committee. The committee also receives reporting about
                                                compliance matters affecting the Corporation.

Nominating          Kenneth E. Scott            The Nominating Committee primarily considers and                   4
                    Ronald J. Gilson            recommends individuals for nomination as directors. The
                    Albert Eisenstat            names of potential director candidates are drawn from a
                    Myron S. Scholes            number of sources, including recommendations from members
                    Jeanne D. Wohlers           of the board, management and shareholders. This committee
                                                also reviews and makes recommendations to the board with
                                                respect to the composition of board committees and other
                                                board-related matters, including its organization, size,
                                                composition, responsibilities, functions and
                                                compensation.

Portfolio           Myron S. Scholes            The Portfolio Committee reviews quarterly the investment           4
                    Ronald J. Gilson            activities and strategies used to manage fund assets. The
                                                committee regularly receives reports from portfolio
                                                managers, credit analysts and other investment personnel
                                                concerning the funds' investments.

Quality             Ronald J. Gilson            The Quality of Service Committee reviews the level                 4
of                  Myron S. Scholes            and quality of of transfer agent and administrative
Service             William M. Lyons            services provided to the funds and their shareholders. It
                                                receives and reviews reports comparing those services to
                                                those of fund competitors and seeks to improve such
                                                services where feasible and appropriate.

Compensation of Directors

The directors serve as directors for eight American Century investment companies. Each director who is not an interested person as defined in the
Investment Company Act receives compensation for service as a member of the board of all eight companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the eight investment companies served by the board to each director who is not an interested person as defined in the Investment
Company Act.

Aggregate Director Compensation for Fiscal Year Ended December 31, 2001

                                   Total Compensation         Total Compensation from the
Name of Director                   from the Funds(1)          American Century Family of Funds(2)
----------------                   -----------------          -----------------------------------

Albert Eisenstat                   $0                                  $79,250
Ronald J. Gilson                   $0                                  $87,250
Kathryn Hall(3)                    $0                                  $3,250
Myron S. Scholes                   $0                                  $70,250
Kenneth E. Scott                   $0                                  $81,500
Jeanne D. Wohlers                  $0                                  $75,500

1    Includes compensation paid to the directors during the fiscal year ended
     December 31, 2001, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds Independent
     Directors' Deferred Compensation Plan. The total amount of deferred compensation included in the preceding table is as follows: Mr. Gilson,
     $87,250; Ms. Hall, $0; Mr. Scholes, $70,250; Mr. Scott, $40,740 and Ms.
     Wohlers, $48,830.

2    Includes compensation paid by the eight investment company members of the
     American Century family of funds served by this board.

3    Received compensation as a member of the Advisory Board.

The funds have adopted the American Century Mutual Funds Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended December 31, 2001.

Ownership of Fund Shares

The directors owned shares in the fund as of December 31, 2001, as shown in the table below:

                                                                                 Name of Directors
-----------------------------------------------------------------------------------------------------------------------------

                                                       James E.          William M.               Albert            Ronald J.
                                                      Stowers III           Lyons                Eisenstat           Gilson
------------------------------------------------------------------------------------------------------------------------------
  VP Prime Money Market                                    A                  A                      A                  A
  VP Inflation-Adjusted Bond                               A                  A                      A                  A
------------------------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Directors in
Family of Investment Companies                             E                  E                      E                  E
------------------------------------------------------------------------------------------------------------------------------

                                                                                 Name of Directors
-------------------------------------------------------------------------------------------------------------------------------

                                                     Myron S.              Kenneth E.             Jeanne D.          Kathryn
                                                     Scholes                 Scott                 Wohlers           A. Hall(1)
-------------------------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
     VP Prime Money Market                              A                      A                      A                A
     VP Inflation-Adjusted Bond                         A                      A                      A                A
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Directors in
Family of Investment Companies                          E                      E                      E                A

Ranges: A-none, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-More than $100,000

1 Advisory Board Member.

Code of Ethics

The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permit personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of December 1, 2002, the following company was the record owner of more than
5% of the outstanding shares of any class of the funds:

                                                                                Percentage of
Fund                       Shareholder                                          Outstanding Shares Owned
----                       -----------                                          ------------------------
VP Prime                   American Century Companies                                  100%
                           Kansas City, MO

These shares represent American Century Companies' seed capital pursuant to section 14(a)(1) of the Investment Company Act of 1940. As of December 2, 2002,
the funds have not commenced operations. The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than 25% of the voting securities of
American Century Variable Portfolios II, Inc. As of December 1, 2002, the
officers and directors of the funds, as a group own less than 1% of the funds'
outstanding shares.

Service Providers

The funds have no employees. To conduct their day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

Investment Advisor

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for the funds. A description of the responsibilities of the advisor appears in the Prospectus under the heading Management.

For services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of the funds. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all the funds of its investment category managed by the advisor (the Investment Category Fee). The three investment categories are money market funds, bond funds and equity funds. When calculating the fee for a money market fund, for example, all of the assets of the money market funds managed by the advisor are aggregated and the fee rate is applied to the total. Second, a separate fee rate schedule is applied to the assets of all the funds managed by the advisor (the Complex Fee). The amounts calculated using the Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by a fund to the advisor. The schedules by which the unified management fee is determined are shown in the following tables. The Investment Category Fees are determined according to the schedule below.

Investment Category Fee Schedule for VP Prime Money Market

Category Assets                     Fee Rate
---------------                     --------
First $1 billion                    0.3700%
Next $1 billion                     0.3270%
Next $3 billion                     0.2860%
Next $5 billion                     0.2690%
Next $15 billion                    0.2580%
Next $25 billion                    0.2575%
Thereafter                          0.2570%

Investment Category Fee Schedule for VP Inflation-Adjusted Bond

Category Assets                     Fee Rate
---------------                     --------
First $1 billion                    0.2800%
Next $1 billion                     0.2280%
Next $3 billion                     0.1980%
Next $5 billion                     0.1780%
Next $15 billion                    0.1650%
Next $25 billion                    0.1630%
Thereafter                          0.1625%

The Complex Fee is determined according to the schedule below.
Complex Fee Schedule

Complex Assets                      Fee Rate
--------------                      --------
First $2.5 billion                  0.3100%
Next $7.5 billion                   0.3000%
Next $15.0 billion                  0.2985%
Next $25.0 billion                  0.2970%
Next $50.0 billion                  0.2960%
Next $100.0 billion                 0.2950%
Next $100.0 billion                 0.2940%
Next $200.0 billion                 0.2930%
Next $250.0 billion                 0.2920%
Next $500.0 billion                 0.2910%
Thereafter                          0.2900%

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for a fund by the aggregate average daily closing value of the fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The management agreement between the Corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)   the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2)   by the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

As a new fund information regarding VP Inflation-Adjusted Bond was not available as of the end of the fiscal year. The management fee for VP Prime was waived for the fiscal year ended December 31, 2001.

Transfer Agent and Administrator

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, acts as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACSC for these services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by ACIS, a registered broker-dealer. ACIS is a wholly owned subsidiary of ACC, and is located at 4500 Main Street, Kansas City,
Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services, and would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

Other Service Providers

Custodian Banks

J.P. Morgan Chase and Co., 770 Broadway, 10th Floor, New York, New York
10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105,
each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

Independent Accountants

PricewaterhouseCoopers LLP are the independent accountants of the funds. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th Floor, Kansas City,
Missouri 64105. As the independent accountants of the funds,
PricewaterhouseCoopers provides services including

(1)      auditing the annual financial statements for each fund,

(2)      assisting and consulting in connection with SEC filings, and

(3)      reviewing the annual federal income tax return filed for each fund.

Brokerage Allocation

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices). During fiscal year ended
December 31, 2000 and December 31, 2001, the funds did not pay any brokerage commissions.

Information about Fund Shares

VP Prime Money Market Fund and VP Inflation-Adjusted Bond Fund are each a series of shares issued by the Corporation, and shares of each fund have equal voting rights. Shares issued are fully paid and nonassessable and name no preemptive conversion or similar rights.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the
Corporation's outstanding shares may be able to elect a Board of Directors. The
Corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the Corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series of shares are held separately by the custodian and each series represents a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series. Within their respective fund, all shares have equal redemption rights.
Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the fund, shareholders of each class or series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series. Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

Multiple Class Structure

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue two classes of shares: Class I and Class II. Not all funds offer all classes.

Both classes are sold exclusively to insurance companies to fund their obligations under variable annuity and variable life insurance contracts purchased by their customers. Each class has a different arrangement for distribution services. In addition to the management fee, Class II shares are subject to a Master Distribution Plan (the Class II Plan) described below. The
Class II Plan has been adopted by the funds' Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the funds' Class II have approved and entered into the Class II Plan. The Class II Plan is described below.

In adopting the Class II Plan, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the
Investment Company Act], hereafter referred to as the independent directors)
determined that there was a reasonable likelihood that the Class II Plan would benefit the funds and the shareholders of the affected class. Pursuant to Rule
12b-1, information with respect to revenues and expenses under the Class II Plan is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Class II Plan.
Continuance of the Class II Plan must be approved by the Board of Directors
(including a majority of the independent directors) annually. The Class II Plan may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Class II Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Class II Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of outstanding shareholder votes of the affected class.

All fees paid under the Class II Plan will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers
(NASD).

Master Distribution Plan (Class II Plan) (VP Inflation-Adjusted Bond only)

As described in the Prospectuses, the fund's Class II shares are made available exclusively to insurance companies to fund their obligations under variable annuity and variable life insurance contracts purchased by their customers. The fund's distributor enters into contracts with various insurance companies with respect to the sale of the fund's shares and/or the use of the fund's shares in various insurance products.

The insurance companies provide various distribution services Pursuant to the
Class II Plan, and Class II pays the distributor a fee of 0.25% annually of the aggregate average daily asset value of the fund's Class II shares for distribution services.  Because the fund had not been offered as of
12/31/02, no fees have been paid under the Class II plan.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Class II shares, which services may include but are not limited to:

(a)      the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell
         Class II shares pursuant to selling agreements;

(b)      compensation to registered representatives or other employees of the distributor who engage in or support distribution of the fund's Class
         II shares;

(c)      compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)      printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)      preparing, printing and distributing of sales literature and advertising materials provided to the fund's shareholders and prospective shareholders;

(f)      receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)      providing facilities to answer questions from prospective shareholders about fund shares;

(h)      complying with federal and state securities laws pertaining to the sale of fund shares;

(i)      assisting shareholders in completing application forms and selecting dividend and other account options;

(j)      providing other reasonable assistance in connection with the distribution of fund shares;

(k)      organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)      profit on the foregoing;

(m)      paying service fees for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the
         NASD; and

(n)      such other distribution and service activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Dealer Concsessions

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such concessions will not change the price paid by investors for shares of the funds.

Valuation of a Fund's Securities

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The advisor typically completes its trading on behalf of the fund in various markets before the Exchange closes for the day. Foreign currency exchange rates also are determined prior to the close of the Exchange. However, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair market value as determined in good faith under the direction of the Board of Directors. Each fund's share price is calculated by adding the value of all portfolio securities and other assets, deducting liabilities, and dividing the result by the number of shares outstanding.
Expenses and interest earned on portfolio securities are accrued daily.

VP Prime Money Market operates pursuant to Investment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost.
This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the fund's yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

As required by Rule 2a-7, the Board of Directors has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day operation of the fund has been delegated to the advisor, the quality requirements established by the procedures limit investments to certain instruments that the Board of Directors has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the fund's portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market fund's net asset value calculated by using available market quotations deviates from the per-share value based on amortized cost. The procedures also prescribe the action to be taken by the advisor if such deviation should exceed 0.25%.

VP Inflation-Adjusted Bond

Securities held by VP Inflation-Adjusted Bond normally are priced using data provided by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities.

In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Trustees. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities not priced by a pricing service are valued at the mean between the most recently quoted bid and ask prices provided by broker-dealers.

Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security.
Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of
Trustees.

Actions the advisor and Board of Directors may consider under these circumstances include i) selling portfolio securities prior to maturity, (ii)
withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment, (iv) discounting share purchases and initiating redemptions in kind, or (v) valuing portfolio securities at market price for purposes of calculating NAV.

Taxes

Federal Income Tax

The funds are held as an investment through a variable annuity contract. Please consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable annuity contract.

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal and state income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and its net asset value. Each fund may utilize the consent dividend provisions of Internal Revenue Code section 565 to make distributions. Provided that all shareholders agree in a consent filed with the return of each fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into each fund.

How Fund Performance Information is Calculated

The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

For VP Prime Money Market, yield quotations are based on the change in the value of a hypothetical investment (excluding realized gains and losses from the sale of securities and unrealized appreciation and depreciation of securities) over a seven-day period (base period) and stated as a percentage of the investment at the start of the base period (base-period return). The base-period return is then annualized by multiplying by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculations of effective yield begin with the same base-period return used to calculate yield, but the return is then annualized to reflect weekly compounding according to the following formula:

                      Effective Yield = [(Base-Period Return + 1)365/7] - 1

The SEC 30-day yield calculation for non-money market funds is as follows:

                                           Yield = 2 [(a - b + 1)6 - 1])
                                                                cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d =
the maximum offering price per share on the last day of the period.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV per share during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, the funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

As new funds, performance information for VP Prime Money Market and VP
Inflation-Adjusted Bond is not available as of the date of this Statement of
Additional Information.

Performance Comparisons

Each fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System);
the federal funds and discount rates (source: Federal Reserve Bank of New York);
yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities
(source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.);
total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various
U.S. and foreign government reports; the junk bond market (source: Data
Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price);
rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or
Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute;
Ibbotson Associates, Stocks, Bonds, Bills and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The fund also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

Permissible Advertising Information

From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to investors:

(1)     discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);

(2)     discussions of general economic trends;

(3)     presentations of statistical data to supplement such discussions;

(4)     descriptions of the funds' past or anticipated portfolio holdings;

(5)     descriptions of the funds' investment strategies;

(6)     descriptions or comparisons of various savings and investment products
        (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the fund;

(7)     comparisons of investment products (including the fund) with relevant market or industry indices or other appropriate benchmarks;

(8)     discussions of fund rankings or ratings by recognized rating organizations; and

(9)     testimonials describing the experience of persons who have invested in the funds. The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results.
        Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the Corporation may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for a new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

Financial Statements

The financial statements for the fiscal year ended December 31, 2001 have been audited by PricewaterhouseCoopers LLP, independent accountants. Their
Independent Accountants' Report and the financial statements included in the funds' Annual Reports for the fiscal year ended December 31, 2001 are incorporated herein by reference.

Explanation of Fixed-Income Securities Ratings

As described in the Prospectus, the funds invest in fixed-income securities.
Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus and in this Statement of Additional Information. The following is a summary of the rating categories referenced in the prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES

Standard & Poor's

AAA - This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.

AA - Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.

BB - Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated in this category is more vulnerable to nonpayment than obligations rated 'BB', but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.

CCC - Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
B or B- rating.

CC - Debt rated in this category is currently highly vulnerable to nonpayment.
This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.

D - Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition for the taking of a similar action if debt service payments are jeopardized.

Moody's Investors Service, Inc.

Aaa - This is the highest rating assigned by Moody's to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.

Aa - Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.

A - Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt. Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Baa - Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.

Ba - Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.

B - Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.

Caa - Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implies B or B3 rating.

Ca - Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.

C - This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.

Fitch, Inc.

AAA - Debt rated in this category has the lowest expectation of credit risk.
Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.

AA - Debt rated in this category has a very low expectation of credit risk.
Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.

A - Debt rated in this category has a low expectation of credit risk. Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.

BBB - Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB - Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B - Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C - Debt rated in these categories has a real possibility for default.
Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.

DDD, DD, D -The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%- 100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90% and 'D' the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated
'D' have a poor prospect of repaying all obligations.

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories.

Commercial Paper Ratings

S&P              Moody's           Description
---------------------------------------------------------------------------------------------------------------------------

A-1              Prime-1           This indicates that the degree of safety regarding timely payment
                 (P-1)             is strong. Standard & Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.

A-2              Prime-2           Capacity for timely payment on commercial paper is satisfactory,
                 (P-2)             but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization
                                   characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.

A-3              Prime-3           Satisfactory capacity for timely repayment. Issues that carry this
                 (P-3)             rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.

Note Ratings

S&P              Moody's           Description
---------------------------------------------------------------------------------------------------------------------------

SP-1             MIG-1; VMIG-1     Notes are of the highest quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for
                                   refinancing, or both.

SP-2             MIG-2; VMIG-2     Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

SP-3             MIG-3; VMIG-3     Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the
                                   preceding grades. Market access for refinancing, in particular, is likely to be less well established.

SP-4             MIG-4; VMIG-4     Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

More information about the funds is contained these documents

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan

* a bank

* a broker-dealer

* an insurance company

* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                 SEC Public Reference Rm.
                          Washington, D.C.
                          Call 202-942-8090 for
                          location and hours.
On the Internet           * EDGAR database at www.sec.gov
                          * By email request at publicinfo@sec.gov
By mail                   SEC Public Reference Section
                          Washington, D.C.
                          20549-0102

Investment Company Act File No. 811-10155

American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385

Investment Professional Service Representative
1-800-345-6488 or 816-531-5575

Fax
816-340-4360

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

____
SH-SAI-_____

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

PART C    OTHER INFORMATION

ITEM 23   EXHIBITS (all exhibits not filed herewith are being incorporated herein by reference).

(a)       (1) Articles of Incorporation of American Century Variable Portfolios
          II, Inc. dated September 15,2000, (filed electronically as Exhibit a1 to the Initial Registration Statement on September 29, 2000, File No.
          333-46922).

          (2) Articles Supplementary of American Century Variable Portfolios II,
          Inc. dated January 4, 2001 (filed electronically as Exhibit a2 to
          Pre-Effective Amendment No. 2 to the Registration Statement of the
          Registrant, on January 9, 2001, File No. 333-46922).

          (3) Articles of Supplementary of American Century Variable Portfolios
          II, Inc. dated November 1, 2002 (to be filed by amendment).

(b)       By-Laws of American Century Variable Portfolios II, Inc. (filed electronically as Exhibit b to Pre-Effective Amendment No. 2 to the
          Registration Statement of the Registrant, on January 9, 2001, File No.
          333-46922).

(c)       Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh and Article Eighth of
          Registrant's Articles of Incorporation, appearing as Exhibit a1 to
          Initial Registration Statement on Form N-1A of the Registrant, and
          Sections 3, 4, 5, 6, 7, 8, 9, 10, 11, 22, 24, 25, 30, 31, 32, 35, 41,
          42, 47, 48, 49, and 50 of Registrant's By-Laws appearing as Exhibit b1 to Post-Effective Amendment No. 1 on Form N-1A of the Registrant.

(d)       (1) Management Agreement (Investor Class) between American Century
          California Tax-Free and Municipal Funds, American Century Government
          Income Trust, American Century International Bond Funds, American
          Century Investment Trust, American Century Municipal Trust, American
          Century Quantitative Equity Funds, American Century Target Maturities
          Trust and American Century Investment Management, Inc., dated August
          1, 1997 (filed electronically as Exhibit 5 to Post-Effective Amendment
          No. 33 to the Registration Statement of American Century Government
          Income Trust, on July 31, 1997, File No. 2-99222).

          (2) Amendment to the Management Agreement (Investor Class) between
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Funds, American Century Investment Trust, American Century Municipal
          Trust, American Century Quantitative Equity Funds, American Century
          Target Maturities Trust and American Century Investment Management,
          Inc., dated March 31, 1998 (filed electronically as Exhibit 5b to
          Post-Effective Amendment No. 23 to the Registration Statement of
          American Century Municipal Trust on March 26, 1998, File No. 2-91229).

          (3) Amendment to the Management Agreement (Investor Class) between
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Funds, American Century Investment Trust, American Century Municipal
          Trust, American Century Quantitative Equity Funds, American Century
          Target Maturities Trust and American Century Investment Management,
          Inc., dated July 1, 1998 (filed electronically as Exhibit d3 to
          Post-Effective Amendment No. 39 to the Registration Statement of
          American Century Government Income Trust, on July 28, 1999, File No.
          2-99222).

          (4) Amendment No. 1 to the Management Agreement (Investor Class)
          between American Century California Tax-Free and Municipal Funds,
          American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Municipal Trust, American Century Quantitative Equity Funds,
          American Century Target Maturities Trust, American Century Variable
          Portfolios II, Inc. and American Century Investment Management, Inc.
          dated September 16, 2000 (filed electronically as Exhibit d4 of
          Post-Effective Amendment No. 30 to the Registration Statement of the
          Registrant on December 29, 2000, File No. 2-82734).

          (5) Amendment No. 2 to the Management Agreement (Investor Class)
          between American Century California Tax-Free and Municipal Funds,
          American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Municipal Trust, American Century Quantitative Equity Funds,
          American Century Target Maturities Trust, American Century Variable
          Portfolios II, Inc. and American Century Investment Management, Inc.,
          dated August 1, 2001 (filed electronically as Exhibit d5 to
          Post-Effective Amendment No. 44 to the Registration Statement of
          American Century Government Income Trust on July 31, 2001, File No.
          2-99222).

          (6) Amendment No. 3 to the Management Agreement (Investor Class)
          between American Century California Tax-Free and Municipal Funds,
          American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Municipal Trust, American Century Quantitative Equity Funds,
          American Century Target Maturities Trust, American Century Variable
          Portfolios II, Inc. and American Century Investment Management, Inc.,
          dated December 3, 2001 (filed electronically as Exhibit d6 to
          Post-Effective Amendment No. 16 to the Registration Statement of
          American Century Investment Trust on November 30, 2001, File No.
          33-65170).

          (7) Amendment No. 4 to the Management Agreement (Investor Class)
          between American Century California Tax-Free and Municipal Funds,
          American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Municipal Trust, American Century Quantitative Equity Funds,
          American Century Target Maturities Trust, American Century Variable
          Portfolios II, Inc. and American Century Investment Management, Inc.,
          dated July 1, 2002 (filed electronically as Exhibit d7 to
          Post-Effective Amendment No. 17 to the Registration Statement of
          American Century Investment Trust, on June 28, 2002, File No.
          33-65170).

          (8) Amendment No. 5 to the Management Agreement (Investor Class)
          between American Century California Tax-Free and Municipal Funds,
          American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Municipal Trust, American Century Quantitative Equity Funds,
          American Century Target Maturities Trust, American Century Variable
          Portfolios II, Inc. and American Century Investment Management, Inc.
          dated November 1, 2002 (to be filed by amendment).

          (9) Management Agreement (Class II) between American Century Variable
          Portfolios II, Inc. and American Century Investment Management, Inc.
          dated November 1, 2002 (to be filed by amendment).

(e)       (1) Amended and Restated Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Quantitative Equity Funds, American
          Century Strategic Asset Allocations, Inc., American Century Target
          Maturities Trust, American Century Variable Portfolios, Inc., American
          Century Variable Portfolios II, Inc., American Century World Mutual
          Funds, Inc. and American Century Investment Services, Inc., dated
          September 3, 2002 (filed electronically as Exhibit e1 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Municipal Trust on September 30, 2002, File No.
          2-91229).

          (2) Amendment No. 1 to the Amended and Restated Distribution Agreement
          between American Century California Tax-Free and Municipal Funds,
          American Century Capital Portfolios, Inc., American Century Government
          Income Trust, American Century International Bond Funds, American
          Century Investment Trust, American Century Municipal Trust, American
          Century Mutual Funds, Inc., American Century Quantitative Equity
          Funds, American Century Strategic Asset Allocations, Inc., American
          Century Target Maturities Trust, American Century Variable Portfolios,
          Inc., American Century Variable Portfolios II, Inc., American Century
          World Mutual Funds, Inc. and American Century Investment Services,
          Inc. dated November 1, 2002 (to be filed by amendment).

(f)       Not applicable.

(g)       (1) Global Custody Agreement between The Chase Manhattan Bank and the
          Twentieth Century and Benham Funds, dated August 9, 1996 (filed electronically as Exhibit 8 to Post-Effective Amendment No. 31 to the
          Registration Statement of American Century Government Income Trust, on
          February 7, 1997, File No. 2-99222).

          (2) Amendment to Global Custody Agreement between The Chase Manhattan
          Bank and the Twentieth Century and Benham Funds, dated December 9,
          2000 (filed electronically as Exhibit g2 to Pre-Effective Amendment
          No. 2 to the Registration Statement of the Registrant, on January 9,
          2001, File No. 333-46922).

          (3) Master Agreement by and between American Century Services
          Corporation (formerly known as Twentieth Century Services, Inc.) and
          Commerce Bank, N.A. dated January 22, 1997 (filed electronically as
          Exhibit 8e to Post-Effective Amendment No. 76 to the Registration
          Statement of American Century Mutual Funds, Inc. on February 28, 1997,
          File No. 33-14213).

(h)       (1) Transfer Agency Agreement between American Century Investment
          Trust, American Century California Tax-Fee and Municipal Funds,
          American Century Government Income Trust, American Century
          International Bond Funds, American Century Municipal Trust, American
          Century Quantitative Equity Funds, American Century Target Maturities
          Trust and American Century Services Corporation, dated August 1, 1997
          (filed electronically as Exhibit 9 to Post-Effective Amendment No. 33
          to the Registration Statement of American Century Government Income
          Trust on July 31, 1997, File No. 2-99222).

          (2) Amendment No. 1 to the Transfer Agency Agreement between American
          Century Investment Trust, American Century California Tax-Fee and
          Municipal Funds, American Century Government Income Trust, American
          Century International Bond Funds, American Century Municipal Trust,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust and American Century Services Corporation, dated June
          29, 1998 (filed electronically as Exhibit 9b to Post-Effective
          Amendment No. 23 to the Registration Statement of American Century
          Quantitative Equity Funds on June 29, 1998, File No. 33-19589).

          (3) Amendment No. 2 to the Transfer Agency Agreement between American
          Century Investment Trust, American Century California Tax-Fee and
          Municipal Funds, American Century Government Income Trust, American
          Century International Bond Funds, American Century Municipal Trust,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust, American Century Variable Portfolios II, Inc. and
          American Century Services Corporation, dated November 20, 2000 (filed electronically as Exhibit h4 to Post-Effective Amendment No. 30 to the
          Registration Statement of the Registrant on December 29, 2000, File
          No. 2-82734).

          (4) Amendment No. 3 to the Transfer Agency Agreement between American
          Century Investment Trust, American Century California Tax-Fee and
          Municipal Funds, American Century Government Income Trust, American
          Century International Bond Funds, American Century Municipal Trust,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust, American Century Variable Portfolios II, Inc. and
          American Century Services Corporation, dated August 1, 2001 (filed electronically as Exhibit h5 to Post-Effective Amendment No. 44 to the
          Registration Statement of American Century Government Income Trust, on
          July 31, 2001, File No. 2-99222).

          (5) Amendment No. 4 to the Transfer Agency Agreement between American
          Century Investment Trust, American Century California Tax-Fee and
          Municipal Funds, American Century Government Income Trust, American
          Century International Bond Funds, American Century Municipal Trust,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust, American Century Variable Portfolios II, Inc. and
          American Century Services Corporation, dated December 3, 2001 (filed electronically as Exhibit h6 to Post-Effective Amendment No. 16 to the
          Registration Statement of American Century Investment Trust on
          November 30, 2001, File No. 33-65170).

          (6) Amendment No. 5 to the Transfer Agency Agreement between American
          Century Investment Trust, American Century California Tax-Fee and
          Municipal Funds, American Century Government Income Trust, American
          Century International Bond Funds, American Century Municipal Trust,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust, American Century Variable Portfolios II, Inc. and
          American Century Services Corporation, dated July 1, 2002 (filed electronically as Exhibit h6 to Post-Effective Amendment No. 17 to the
          Registration Statement of American Century Investment Trust on June
          28, 2002, File No. 33-65170).

          (7) Amendment No. 6 to the Transfer Agency Agreement between American
          Century Investment Trust, American Century California Tax-Fee and
          Municipal Funds, American Century Government Income Trust, American
          Century International Bond Funds, American Century Municipal Trust,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust, American Century Variable Portfolios II, Inc. and
          American Century Services Corporation, dated September 3, 2002 (filed electronically as Exhibit h9 to Post-Effective Amendment No. 35 to the
          Registration Statement of American Century Municipal Trust on
          September 30, 2002, File No. 2-91229).

          (8) Amendment No. 7 to the Transfer Agency Agreement between American
          Century Investment Trust, American Century California Tax-Fee and
          Municipal Funds, American Century Government Income Trust, American
          Century International Bond Funds, American Century Municipal Trust,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust, American Century Variable Portfolios II, Inc. and
          American Century Services Corporation (to be filed by amendment).

          (9) Credit Agreement between American Century Funds and The Chase
          Manhattan Bank, as Administrative Agent dated December 18, 2001 (filed electronically as Exhibit h9 to Post-Effective Amendment No. 33 to the
          Registration Statement of American Century California Tax-Free and
          Municipal Funds on December 28, 2001, File No. 2-82734).

(i)       Opinion and Consent of Counsel (filed electronically as Exhibit i to the Initial Registration Statement on September 29, 2000, File No.
          333-46922).

(j)       (1) Consent of PricewaterhouseCoopers LLP (to be filed by amendment).

          (2) Power of Attorney dated September 12, 2002 (filed electronically as Exhibit j4 to Post-Effective Amendment No. 35 to the Registration
          Statement of American Century Municipal Trust on September 30, 2002,
          File No. 2-91229).

          (3) Secretary's Certificate dated September 12, 2002 (filed electronically as Exhibit j5 to Post-Effective Amendment No. 35 to the
          Registration Statement of American Century Municipal Trust on
          September 30, 2002, File No. 2-91229).

(k)       Not applicable.

(l)       Not applicable.

(m)       (1) Master Distribution Plan of American Century Variable Portfolios,
          Inc. (Class II) dated May 18, 2001 (filed as Exhibit m1 to the
          Post-Effective Amendment No.32 to the Registration Statement of
          American Century Variable Portfolios Inc., File No. 33-14567, filed on
          July 16, 2001, File No. 33-14567).

          (2) Amendment No.1 to Master Distribution Plan of American Century
          Variable Portfolios, Inc. and American Century Variable Portfolios,
          II, Inc.(Class II) dated November 1, 2002 (to be filed by amendment).

(n)       Multiple Class Plan of American Century Variable Portfolios II, Inc.
          dated November 1, 2002 (to be filed by amendment).

(o)       Not applicable.

(p)       American Century Investments Code of Ethics (filed electronically as
          Exhibit p1 to Post-Effective Amendment No. 30 to the Registration
          Statement of American Century California Tax-Free and Municipal Funds
          filed on December 29, 2000, File No. 2-82734).

ITEM 24.   Persons Controlled by or Under Common Control with Registrant - None.

ITEM 25.  Indemnification

          The Registrant is a Maryland corporation. Section 2- 418 of the
Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

          Article IX of the Registrant's Articles of Incorporation, requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the
Investment Company Act of 1940 and all other applicable laws.

          The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 26. Business and Other Connections of Investment Advisor.

American Century Investment Management, Inc., the investment manager to each of the Registrant's Funds, is engaged in the business of managing investments for deferred compensation plans and other institutional investors.

ITEM 27.  Principal Underwriter.

I.   (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

          ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The following is a list of the executive officers and partners of ACIS:

Name and Principal         Positions and Offices          Positions and Offices
Business Address*           with Underwriter                 with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr       Co-Chairman and Director               none

W. Gordon Snyder           Chief Executive Officer                none
                           and President

James E. Stowers III       Co-Chairman and Director           Chairman and
                                                              Director

William M. Lyons           Chief Executive Officer            President
                           Executive Vice President
                           and Director

Robert T. Jackson          Executive Vice President           Executive Vice
                           Chief Financial Officer            President and
                           and Chief Accounting Officer       Chief Financial
                                                              Officer

Joseph Greene              Senior Vice President                  none

Brian Jeter                Senior Vice President                  none

Mark Killen                Senior Vice President                  none

Dave Larrabee              Senior Vice President                  none

Tom Kmak                   Senior Vice President                  none

Barry Mayhew               Senior Vice President                  none

David C. Tucker            Senior Vice President          Senior Vice President
                           and General Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c)  Not applicable.

ITEM 28.  Location of Accounts and Records.

          All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American
Century Investment Management, Inc., all located at American Century Tower, 4500
Main Street, Kansas City, Missouri 64111.

ITEM 29.  Management Services - Not applicable.

ITEM 30.  Undertakings - Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940,
American Century Variable Portfolios II, Inc., the Registrant, has duly caused this Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of
Missouri on the 7th day of October, 2002.

                           American Century Variable Portfolios II, Inc.
                           (Registrant)

                           By:/*/William M. Lyons
                           President and Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment No. 3 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                            Title                    Date
---------                            -----                    ----
*William M. Lyons                    President and            October 7, 2002
---------------------------------    Principal Executive
William M. Lyons                     Officer

*Robert T. Jackson                   Chief Financial Officer  October 7, 2002
------------------------
Robert T. Jackson

*Maryanne Roepke                     Senior Vice President,   October 7, 2002
---------------------------------    Treasurer and Chief
Maryanne Roepke                      Accounting Officer

*James E. Stowers III                Director and             October 7, 2002
---------------------------------    Chairman of the Board
James E. Stowers III

*Albert A. Eisenstat                 Director                 October 7, 2002
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Director                 October 7, 2002
---------------------------------
Ronald J. Gilson

*Kathryn A. Hall                     Director                 October 7, 2002
---------------------------------
Kathryn A. Hall

*Myron S. Scholes                    Director                 October 7, 2002
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                 October 7, 2002
---------------------------------
Kenneth E. Scott

*Jeanne D. Wohlers                   Director                 October 7, 2002
---------------------------------
Jeanne D. Wohlers

/s/Janet A. Nash
*by Janet A. Nash,  Attorney in Fact (pursuant to a Power of Attorney dated
September 12, 2002).